Note 1 - Description Of The Business	12 Months Ended
Dec. 31, 2012
Business Description and Basis of Presentation [Text Block]
1.	Description of the business

FirstService Corporation (the “Company”) is a provider of real estate-related services to the commercial, institutional and residential markets in North America and various countries around the world.  The Company’s operations are conducted in three segments: Commercial Real Estate (“CRE”) Services, Residential Property Management and Property Services.  The Company operates as Colliers International within CRE; FirstService Residential Management, American Pool Enterprises and various regional brands within Residential Property Management; and several franchise and contractor network brands within Property Services.